Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	QSAM Biosciences, Inc.
Entity Central Index Key	0001310527
Entity Tax Identification Number	20-1602779
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9442 Capital of Texas Hwy N
Entity Address, Address Line Two	Plaza 1
Entity Address, Address Line Three	Suite 500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78759
City Area Code	(512)
Local Phone Number	343-4558
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false